Document and Entity Information	9 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Zeecol International, Inc.
Entity Central Index Key	0001417172
Document Type	8-K/A
Amendment Description	This Amendment No. 2 on Form 8-K/A is an amendment to the Current Report on Form 8-K of Zeecol International, Inc., dated February 9, 2017 (the “Original Filing Date”) as amended on May 15, 2017 (the “Original Form 8-K”). This Amendment No. 2 on Form 8-K/A is being filed solely to file the Interactive Data in accordance with Rule 405 of Regulation S-T. No other changes have been made to the Original Form 8-K.
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Current Fiscal Year End Date	--03-31